Income Tax (Details) - Schedule of theoretical tax expense - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of theoretical tax expense [Abstract]
Income before income taxes, as per the statement of operations	$ 184,011	$ 143,756	$ 119,837
Statutory tax rate in Israel	23.00%	23.00%	23.00%
Tax computed at the statutory tax rate	$ 42,323	$ 33,064	$ 27,563
Non-deductible expenses (non-taxable income) net and tax-deductible costs not included in the accounting costs	3,667	2,544	792
Effect of different tax rates	852	(774)	1,114
Release of trapped earnings	3,531
Effect of “Approved, Beneficiary or Preferred Enterprise” status	(7,338)	(5,426)	(2,557)
Deferred taxes on current losses (utilization of carry forward losses) and temporary differences for which a valuation allowance was provided, net	(84)	1,877	1,087
Taxes in respect of prior years	891	280	(569)
Uncertain tax positions	401	285	1,889
Other	(1,629)	(581)	(2,118)
Taxes on income	$ 42,614	$ 31,269	$ 27,201